Schedule of Investments
January 31, 2025 (Unaudited)

LSV Disciplined Value ETF
	Shares	Value (000)
U.S. Common Stock (99.1%)††
Communication Services (14.1%)
Alphabet, Cl A	162	$33
Alphabet, Cl C	140	29
AT&T	402	10
Comcast, Cl A	202	7
Electronic Arts	40	5
Match Group	122	4
Meta Platforms, Cl A	52	35
Netflix*	6	6
T-Mobile US	20	5
Verizon Communications	202	8
		142

Consumer Discretionary (10.0%)
Amazon.com*	160	38
Autoliv	40	4
BorgWarner	122	4
eBay	160	11
Expedia Group*	20	3
Gap	202	5
General Motors	142	7
H&R Block	82	5
Home Depot	8	3
Lennar, Cl A	28	4
Mattel*	202	4
PulteGroup	40	5
PVH	40	4
Tesla*	12	5
		102

Consumer Staples (5.7%)
Altria Group	202	11
Bunge Global	40	3
General Mills	80	5
Ingredion	20	3
Kraft Heinz	162	5
Kroger	100	6
Molson Coors Beverage, Cl B	82	4
PepsiCo	40	6
Target	40	6
Walmart	60	6
WK Kellogg	202	3
		58

Energy (2.4%)
Chevron	40	7
EOG Resources	28	4
ExxonMobil	42	4
Gulfport Energy*	20	3
Halliburton	122	3
Marathon Petroleum	28	4
		25

LSV Disciplined Value ETF
	Shares	Value (000)
Financials (14.0%)
American Express	16	$5
Bank of America	162	8
Bank of New York Mellon	120	10
Berkshire Hathaway, Cl B*	20	10
Chubb	20	5
Citigroup	82	7
Citizens Financial Group	82	4
Corebridge Financial	122	4
Fiserv*	32	7
Goldman Sachs Group	8	5
Hartford Financial Services Group	40	4
JPMorgan Chase	68	18
MetLife	40	3
Morgan Stanley	48	7
PayPal Holdings*	80	7
Popular	40	4
Prudential Financial	40	5
State Street	80	8
Unum Group	120	10
Wells Fargo	140	11
		142

Health Care (13.2%)
AbbVie	28	5
Biogen*	28	4
Bristol-Myers Squibb	122	7
Centene*	82	5
Cigna Group	20	6
Elevance Health	20	8
Exelixis*	202	7
Gilead Sciences	80	7
Harmony Biosciences Holdings*	122	5
HCA Healthcare	12	4
Incyte*	80	6
Jazz Pharmaceuticals*	40	5
Johnson & Johnson	152	22
Merck	140	14
Pfizer	402	11
Regeneron Pharmaceuticals*	4	3
Tenet Healthcare*	40	6
UnitedHealth Group	14	8
		133

Industrials (5.9%)
ABM Industries	82	4
AGCO	40	4
Automatic Data Processing	20	6
Brink's	40	4
Builders FirstSource*	20	3
Caterpillar	10	4
Cummins	12	4
Delta Air Lines	82	6

Schedule of Investments
January 31, 2025 (Unaudited)

LSV Disciplined Value ETF
	Shares	Value (000)
Industrials (continued)
FedEx	20	$5
Lockheed Martin	12	6
Ryder System	20	3
Snap-on	12	4
Textron	40	3
Upwork*	262	4
		60

Information Technology (31.0%)
Adobe*	8	3
Amdocs	40	4
Apple	260	60
Applied Materials	28	5
Broadcom	28	6
Cirrus Logic*	40	4
Cisco Systems	162	9
Dell Technologies, Cl C	40	4
Dropbox, Cl A*	202	6
F5*	20	6
Flex*	202	8
Gen Digital	162	4
Hewlett Packard Enterprise	282	6
HP	122	4
International Business Machines	20	5
Jabil	28	5
Lam Research	80	6
Micron Technology	80	7
Microsoft	104	43
NVIDIA	402	48
Oracle	28	5
Qorvo*	80	7
QUALCOMM	72	12
RingCentral, Cl A*	122	4
Salesforce	20	8
Skyworks Solutions	62	6
TD SYNNEX	40	6
Teradata*	122	4
Twilio, Cl A*	40	6
Western Digital*	80	5
Zoom Video Communications, Cl A*	60	5
		311

Materials (0.8%)
CF Industries Holdings	40	4
Sealed Air	102	4
		8

Real Estate (0.4%)
Healthpeak Properties	202	4
MILLROSE PROPERTIES-CL A W/I*	14	—
		4

LSV Disciplined Value ETF
	Shares	Value (000)
Utilities (1.6%)
NRG Energy	40	$4
UGI	142	4
Vistra	48	8
		16

TOTAL U.S. COMMON STOCK
(Cost $992)		1,001
Total Investments – 99.1%
(Cost $992)		$1,001

Percentages are based on Net Assets of $1,010 (000).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-009-1000

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